Subsequent events (Detail Textuals) - At-the-market offering (“ATM Offering”) [Member] - Sales Agreement with LifeSci Capital, LLC [Member] $ in Thousands	1 Months Ended
Jul. 31, 2025 USD ($) shares
Subsequent Event [Line Items]
Number of ADSs issued | shares	20
Proceeds from sale of ADS | $	$ 7,260